Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000240872
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Class D
Trading Symbol	FIDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 8,261,081,305
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 14,044,106
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,261,081,305 # of Portfolio Holdings as of Period End428 Total Net Advisory Fees Paid for the Period$14,044,106
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161175
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Institutional Class
Trading Symbol	FIRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 8,261,081,305
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 14,044,106
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,261,081,305 # of Portfolio Holdings as of Period End428 Total Net Advisory Fees Paid for the Period$14,044,106
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161180
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Capital Class
Trading Symbol	FIKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 8,261,081,305
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 14,044,106
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,261,081,305 # of Portfolio Holdings as of Period End428 Total Net Advisory Fees Paid for the Period$14,044,106
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161177
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Service Class
Trading Symbol	FILXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
AssetsNet	$ 8,261,081,305
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 14,044,106
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,261,081,305 # of Portfolio Holdings as of Period End428 Total Net Advisory Fees Paid for the Period$14,044,106
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161178
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Preferred Class
Trading Symbol	FIHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 8,261,081,305
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 14,044,106
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,261,081,305 # of Portfolio Holdings as of Period End428 Total Net Advisory Fees Paid for the Period$14,044,106
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161176
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Administration Class
Trading Symbol	FIOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 8,261,081,305
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 14,044,106
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,261,081,305 # of Portfolio Holdings as of Period End428 Total Net Advisory Fees Paid for the Period$14,044,106
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161786
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Cash Management Class
Trading Symbol	FIWXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 8,261,081,305
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 14,044,106
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,261,081,305 # of Portfolio Holdings as of Period End428 Total Net Advisory Fees Paid for the Period$14,044,106
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	76.7%
U.S. Government Agency Securities	29.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166882
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class A
Trading Symbol	FSOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166883
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class C
Trading Symbol	FSGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237844
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class D
Trading Symbol	GSAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025196
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Institutional Class
Trading Symbol	FGTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025201
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Capital Class
Trading Symbol	GCGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025198
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Service Class
Trading Symbol	FOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025199
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Preferred Class
Trading Symbol	GPGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Select Class
Trading Symbol	GSGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025197
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Administration Class
Trading Symbol	FOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088802
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Cash Management Class
Trading Symbol	GVCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088803
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Premier Class
Trading Symbol	GGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088804
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Resource Class
Trading Symbol	GVRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000167141
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class R6
Trading Symbol	FGGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214495
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Drexel Hamilton Class
Trading Symbol	VETXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Drexel Hamilton	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229775
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Loop Class
Trading Symbol	LDIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229774
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Seelaus Class
Trading Symbol	WMNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 278,535,657,925
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 410,545,710
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$278,535,657,925 # of Portfolio Holdings as of Period End611 Total Net Advisory Fees Paid for the Period$410,545,710
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	56.7%
U.S. Treasury Obligations	28.3%
U.S. Government Agency Securities	14.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000240871
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Class D
Trading Symbol	FRDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025309
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Institutional Class
Trading Symbol	FTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025314
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Capital Class
Trading Symbol	GCIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025311
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Service Class
Trading Symbol	FYSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025312
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Preferred Class
Trading Symbol	GPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025313
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Select Class
Trading Symbol	GSIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025310
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Administration Class
Trading Symbol	FRAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088822
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Cash Management Class
Trading Symbol	GICXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088823
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Premier Class
Trading Symbol	GIPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229777
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Loop Class
Trading Symbol	LEIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229776
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Seelaus Class
Trading Symbol	WOMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000260398
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Token Class
Trading Symbol	GDTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of June 20, 2025 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token	$9Footnote Reference(a)	0.19%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period June 20, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.19%	[2]
AssetsNet	$ 100,423,418,032
Holdings Count | Holding	346
Advisory Fees Paid, Amount	$ 171,929,254
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$100,423,418,032 # of Portfolio Holdings as of Period End346 Total Net Advisory Fees Paid for the Period$171,929,254
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	102.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025302
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Institutional Class
Trading Symbol	FTOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Capital Class
Trading Symbol	GCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025304
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Service Class
Trading Symbol	FYAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025305
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Preferred Class
Trading Symbol	GPOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025306
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Select Class
Trading Symbol	GSOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025303
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Administration Class
Trading Symbol	FGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088821
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Cash Management Class
Trading Symbol	GTOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088819
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Premier Class
Trading Symbol	GTPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088820
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Resource Class
Trading Symbol	GTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
AssetsNet	$ 51,028,888,963
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 83,230,185
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$51,028,888,963 # of Portfolio Holdings as of Period End340 Total Net Advisory Fees Paid for the Period$83,230,185
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	38.9%
Repurchase Agreements	60.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Institutional Class
Trading Symbol	FEDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 17,460,509,816
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 28,894,650
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$17,460,509,816 # of Portfolio Holdings as of Period End335 Total Net Advisory Fees Paid for the Period$28,894,650
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025208
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Capital Class
Trading Symbol	GCFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
AssetsNet	$ 17,460,509,816
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 28,894,650
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$17,460,509,816 # of Portfolio Holdings as of Period End335 Total Net Advisory Fees Paid for the Period$28,894,650
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025205
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Service Class
Trading Symbol	FVSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
AssetsNet	$ 17,460,509,816
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 28,894,650
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$17,460,509,816 # of Portfolio Holdings as of Period End335 Total Net Advisory Fees Paid for the Period$28,894,650
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025206
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Preferred Class
Trading Symbol	GPFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 17,460,509,816
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 28,894,650
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$17,460,509,816 # of Portfolio Holdings as of Period End335 Total Net Advisory Fees Paid for the Period$28,894,650
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025207
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Select Class
Trading Symbol	GSFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
AssetsNet	$ 17,460,509,816
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 28,894,650
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$17,460,509,816 # of Portfolio Holdings as of Period End335 Total Net Advisory Fees Paid for the Period$28,894,650
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025204
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Administration Class
Trading Symbol	FVAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 17,460,509,816
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 28,894,650
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$17,460,509,816 # of Portfolio Holdings as of Period End335 Total Net Advisory Fees Paid for the Period$28,894,650
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088805
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Cash Management Class
Trading Symbol	GFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
AssetsNet	$ 17,460,509,816
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 28,894,650
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$17,460,509,816 # of Portfolio Holdings as of Period End335 Total Net Advisory Fees Paid for the Period$28,894,650
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088806
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Premier Class
Trading Symbol	GFPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
AssetsNet	$ 17,460,509,816
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 28,894,650
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$17,460,509,816 # of Portfolio Holdings as of Period End335 Total Net Advisory Fees Paid for the Period$28,894,650
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	104.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000264902
Shareholder Report [Line Items]
Fund Name	Stablecoin Reserves Fund
Class Name	Institutional Class
Trading Symbol	STBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Stablecoin Reserves Fund (the “Fund”) for the period of October 29, 2025 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$2Footnote Reference(a)	0.20%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period October 29, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 2	[3]
Expense Ratio, Percent	0.20%	[4]
AssetsNet	$ 45,066,594
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 3,181
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$45,066,594 # of Portfolio Holdings as of Period End7 Total Net Advisory Fees Paid for the Period$3,181
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	48.8%
Repurchase Agreements	48.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166000
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class A
Trading Symbol	FMEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 12,166,220,364
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 18,216,611
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,166,220,364 # of Portfolio Holdings as of Period End577 Total Net Advisory Fees Paid for the Period$18,216,611
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166001
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class C
Trading Symbol	FMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	1.18%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%
AssetsNet	$ 12,166,220,364
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 18,216,611
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,166,220,364 # of Portfolio Holdings as of Period End577 Total Net Advisory Fees Paid for the Period$18,216,611
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000240873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class D
Trading Symbol	FMDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 12,166,220,364
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 18,216,611
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,166,220,364 # of Portfolio Holdings as of Period End577 Total Net Advisory Fees Paid for the Period$18,216,611
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161182
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class I
Trading Symbol	FMJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 12,166,220,364
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 18,216,611
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,166,220,364 # of Portfolio Holdings as of Period End577 Total Net Advisory Fees Paid for the Period$18,216,611
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000172503
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Service Class
Trading Symbol	FHSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 12,166,220,364
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 18,216,611
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,166,220,364 # of Portfolio Holdings as of Period End577 Total Net Advisory Fees Paid for the Period$18,216,611
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166002
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Administration Class
Trading Symbol	FMKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 12,166,220,364
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 18,216,611
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,166,220,364 # of Portfolio Holdings as of Period End577 Total Net Advisory Fees Paid for the Period$18,216,611
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000172501
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Cash Management Class
Trading Symbol	FHMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
AssetsNet	$ 12,166,220,364
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 18,216,611
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,166,220,364 # of Portfolio Holdings as of Period End577 Total Net Advisory Fees Paid for the Period$18,216,611
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	34.1%
Commercial Paper and Corporate Obligations	13.9%
U.S. Treasury Obligations	11.6%
Certificate of Deposit	10.3%
Variable Rate Obligations	8.9%
U.S. Government Agency Obligations	8.3%
Variable Rate Municipal Debt Obligations	6.0%
Time Deposits	3.7%
Medium Term Notes	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Class A
Trading Symbol	INCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
AssetsNet	$ 8,434,204
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 13,894
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,434,204 # of Portfolio Holdings as of Period End43 Total Net Advisory Fees Paid for the Period$13,894
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Class I
Trading Symbol	ICIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 8,434,204
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 13,894
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,434,204 # of Portfolio Holdings as of Period End43 Total Net Advisory Fees Paid for the Period$13,894
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Service Class
Trading Symbol	ICSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
AssetsNet	$ 8,434,204
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 13,894
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,434,204 # of Portfolio Holdings as of Period End43 Total Net Advisory Fees Paid for the Period$13,894
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251957
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Preferred Class
Trading Symbol	ICPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
AssetsNet	$ 8,434,204
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 13,894
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,434,204 # of Portfolio Holdings as of Period End43 Total Net Advisory Fees Paid for the Period$13,894
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251955
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Administration Class
Trading Symbol	ICBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
AssetsNet	$ 8,434,204
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 13,894
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$8,434,204 # of Portfolio Holdings as of Period End43 Total Net Advisory Fees Paid for the Period$13,894
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	48.8%
Other Municipal Security	14.6%
Non-Financial Company Commercial Paper	20.7%
Tender Option Bond	8.4%
U.S. Treasury Obligations	7.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166884
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class A
Trading Symbol	FKIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 3,524,145,397
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 4,703,661
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,524,145,397 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$4,703,661
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166885
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class C
Trading Symbol	FCYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	1.17%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.17%
AssetsNet	$ 3,524,145,397
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 4,703,661
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,524,145,397 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$4,703,661
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025210
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class I
Trading Symbol	FTXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 3,524,145,397
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 4,703,661
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,524,145,397 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$4,703,661
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025212
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Service Class
Trading Symbol	FESXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,524,145,397
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 4,703,661
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,524,145,397 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$4,703,661
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025213
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Preferred Class
Trading Symbol	GPTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
AssetsNet	$ 3,524,145,397
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 4,703,661
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,524,145,397 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$4,703,661
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025211
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Administration Class
Trading Symbol	FEAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 3,524,145,397
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 4,703,661
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$3,524,145,397 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$4,703,661
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	51.9%
Non-Financial Company Commercial Paper	26.6%
Other Municipal Security	11.3%
Tender Option Bond	8.3%
U.S. Treasury Obligations	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Class A
Trading Symbol	INBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 38,439,422
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 38,225
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,439,422 # of Portfolio Holdings as of Period End89 Total Net Advisory Fees Paid for the Period$38,225
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Class I
Trading Symbol	INYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 38,439,422
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 38,225
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,439,422 # of Portfolio Holdings as of Period End89 Total Net Advisory Fees Paid for the Period$38,225
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Service Class
Trading Symbol	INSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
AssetsNet	$ 38,439,422
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 38,225
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,439,422 # of Portfolio Holdings as of Period End89 Total Net Advisory Fees Paid for the Period$38,225
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Preferred Class
Trading Symbol	INPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
AssetsNet	$ 38,439,422
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 38,225
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,439,422 # of Portfolio Holdings as of Period End89 Total Net Advisory Fees Paid for the Period$38,225
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Administration Class
Trading Symbol	INDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 38,439,422
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 38,225
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,439,422 # of Portfolio Holdings as of Period End89 Total Net Advisory Fees Paid for the Period$38,225
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	68.6%
Other Municipal Security	14.0%
Tender Option Bond	7.3%
Non-Financial Company Commercial Paper	6.8%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Based on the period June 20, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Annualized
[3]	Based on the period October 29, 2025 (commencement of operations) through November 30, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[4]	Annualized